Fair Value Measurements (Details) - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Restricted sponsor shares [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Number of shares (in Shares)	7,500,000	7,500,000
Remaining exercise period	$ 4.16	$ 4.66
Price adjustment shares [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Number of shares (in Shares)	15,000,000	15,000,000
Remaining exercise period	$ 2.16	$ 2.66
Minimum [Member] | Restricted sponsor shares [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Share price	12.5	12.5
Share value	6.32	3.62
Minimum [Member] | Price adjustment shares [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Share price	12.5	12.5
Share value	7.28	4.47
Maximum [Member] | Restricted sponsor shares [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Share price	30	30
Share value	11.27	7.17
Maximum [Member] | Price adjustment shares [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Share price	17.5	17.5
Share value	$ 10.61	$ 6.31